TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) director transaction	Dec. 31, 2023 GBP (£) director transaction	Dec. 31, 2022 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Remuneration excluding pension contribution | £	£ 3,160,709	£ 2,640,491	£ 3,510,441
Remuneration excluding pension contribution performance related | £	1,431,612	1,002,607	1,900,506
Accrued defined benefit pension related highest paid director | £	£ 0	£ 0	0
Directors who held any interest in the shares	0	0
Directors who exercised or were granted any rights to subscribe for shares	0	0
Number of loan made to directors	2	2
Loans made to directors | £	£ 180,000	£ 495,281
Number of other transactions, arrangements or agreements with material interest | transaction	0	0
Number of Directors undertook sharedealing transactions	0	0
Banco Santander
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of options exercisable (in shares)	0	0
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of participants of retirement benefit plan receiving benefits	0
Benefits paid or payable | £	£ 430,904	£ 327,462	£ 379,945
Other key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of loan made to key management personnel	2	6
Loans made to key management personnel | £	£ 781,285	£ 579,383